ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of business activities

The accompanying consolidated financial statements reflect the activities of Blue Hat Cayman and each of the following entities:

Name	Background
Brilliant Hat Limited	A British Virgin Islands company Incorporated on June 26, 2018 A holding company	100% owned by Blue Hat Interactive Entertainment Technology
Blue Hat Interactive Entertainment Technology Limited	A Hong Kong company Incorporated on June 26, 2018 A holding company	100% owned by Brilliant Hat Limited
Xiamen Duwei Consulting Management Co., Ltd.	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on July 26, 2018 Registered capital of $736,073 (RMB 5,000,000) A holding company	100% owned by Blue Hat Interactive Entertainment Technology Limited.
Fujian Blue Hat Interactive Entertainment Technology Ltd.

A PRC limited liability company

Incorporated on January 7, 2010

Registered capital of $4,697,526 (RMB 31,054,000)

Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.

VIE of Xiamen Duwei Consulting Management Co., Ltd
Hunan Engaomei Animation Culture Development Co., Ltd.

A PRC limited liability company

Incorporated on October 19, 2017

Registered capital of $302,540 (RMB 2,000,000)

Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.

100% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd
Shenyang Qimengxing Trading Co., Ltd.

A PRC limited liability company

Incorporated on July 27, 2017

Registered capital of $302,540 (RMB 2,000,000)

Designing, producing, promoting and selling animated toys with mobile games futures, original intellectual property and peripheral derivatives features.

100% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd.
Xiamen Jiuqiao Technology Co. Ltd.

A PRC limited liability company

Incorporated on March 31, 2020

Registered capital of $15,325,905 (RMB 100,000,000)

Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features, and consultation service.

40% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd 60% owned by Duwei Consulting Management Co.,Ltd
Pingxiang Blue Hat Technology Co. Ltd.

A PRC limited liability company

Incorporated on September 10, 2018

Registered capital of $302,540 (RMB 2,000,000)

Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.

100% owned by Fujian Blue Hat Interactive Technology Ltd.
Xunpusen (Xiamen) Technology Co.,Ltd.	A PRC limited liability company Incorporated on May 2, 2018, acquired on August 3, 2020 Registered capital of $3,065,181 (RMB 20,000,000) Telecommunication service and internet access.	60% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd